Capital structure and financing - C.6. Net financial obligations, table 1 (Details) - USD ($) $ in Millions	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Total debt and financing	$ 7,744		$ 5,691
Lease liabilities	1,167		1,021
Gross financial obligations	8,911		6,711
Cash and cash equivalents	(895)	[1],[2]	(875)	[2]	$ (1,164)	$ (528)
Pledged deposits	(35)		0
Time deposits related to bank borrowings	0		0
Net financial obligations at the end of the year	7,981		5,837		$ 5,902
Add (less) derivatives related to debt (note D.1.2.)	(20)		(12)
Net financial obligations including derivatives related to debt	7,961		5,825
Restricted cash	$ 203	[1]	$ 199

[1]	The assets and liabilities of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	The cash flows of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.